Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
January 31, 2023
LC2-NPRT3-0423
1.9871051.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,147,291	43,740,318
Frontier Communications Parent, Inc. (a)(b)	73,345	2,171,745
Lumen Technologies, Inc. (b)	307,730	1,615,583
Verizon Communications, Inc.	1,260,551	52,401,105
		99,928,751
Entertainment - 2.1%
Activision Blizzard, Inc.	232,903	17,833,383
AMC Entertainment Holdings, Inc. Class A (a)(b)	155,092	829,742
Electronic Arts, Inc.	77,891	10,023,014
Liberty Media Corp. Liberty Formula One:
Class A (a)	5,508	350,749
Series C (a)	53,458	3,784,826
Live Nation Entertainment, Inc. (a)	23,359	1,880,166
Madison Square Garden Sports Corp.	2,815	511,880
Netflix, Inc. (a)	72,078	25,505,521
Playtika Holding Corp. (a)	2,522	26,456
Roku, Inc. Class A (a)	26,147	1,503,453
Take-Two Interactive Software, Inc. (a)	8,428	954,302
The Walt Disney Co. (a)	509,848	55,313,410
Warner Bros Discovery, Inc. (a)	188,023	2,786,501
		121,303,403
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (a)	234,597	23,187,567
Class C (a)	207,924	20,765,370
IAC, Inc. (a)	23,014	1,300,291
Match Group, Inc. (a)	5,231	283,102
Meta Platforms, Inc. Class A (a)	530,629	79,047,802
Pinterest, Inc. Class A (a)	137,651	3,618,845
TripAdvisor, Inc. (a)(b)	28,001	652,423
		128,855,400
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	62,375	305,638
Cable One, Inc.	665	525,270
Comcast Corp. Class A	1,286,607	50,627,985
DISH Network Corp. Class A (a)	75,046	1,079,912
Fox Corp.:
Class A	88,995	3,020,490
Class B	42,706	1,353,780
Interpublic Group of Companies, Inc.	116,251	4,238,511
Liberty Broadband Corp.:
Class A (a)	2,771	248,337
Class C (a)(b)	19,132	1,717,671
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	16,422	667,062
Series C (a)	33,302	1,342,071
News Corp.:
Class A	113,565	2,300,827
Class B	35,668	729,054
Nexstar Broadcasting Group, Inc. Class A	9,869	2,020,875
Omnicom Group, Inc.	60,962	5,242,122
Paramount Global:
Class A (b)	3,273	87,225
Class B (b)	172,163	3,987,295
Sirius XM Holdings, Inc. (b)	210,297	1,217,620
The New York Times Co. Class A	48,647	1,694,861
		82,406,606
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	178,666	26,676,620
TOTAL COMMUNICATION SERVICES		459,170,780
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.3%
Aptiv PLC (a)	60,676	6,861,849
BorgWarner, Inc.	69,922	3,305,912
Gentex Corp.	70,401	2,077,534
Lear Corp.	17,625	2,569,373
QuantumScape Corp. Class A (a)(b)	76,939	654,751
		15,469,419
Automobiles - 0.7%
Ford Motor Co.	1,181,855	15,966,861
General Motors Co.	424,865	16,705,692
Harley-Davidson, Inc.	40,297	1,854,871
Lucid Group, Inc. Class A (a)(b)	9,490	110,938
Rivian Automotive, Inc. (a)(b)	155,689	3,020,367
Thor Industries, Inc. (b)	15,464	1,474,183
		39,132,912
Distributors - 0.2%
Genuine Parts Co.	38,227	6,415,255
LKQ Corp.	74,882	4,415,043
		10,830,298
Diversified Consumer Services - 0.1%
ADT, Inc.	62,817	552,161
Bright Horizons Family Solutions, Inc. (a)	12,376	950,229
Grand Canyon Education, Inc. (a)	9,181	1,070,137
H&R Block, Inc.	8,148	317,609
Mister Car Wash, Inc. (a)(b)	6,750	69,323
Service Corp. International	44,789	3,321,104
		6,280,563
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	69,423	3,091,406
Boyd Gaming Corp.	22,881	1,425,715
Caesars Entertainment, Inc. (a)	19,313	1,005,435
Carnival Corp. (a)(b)	292,216	3,161,777
Darden Restaurants, Inc.	9,897	1,464,459
Domino's Pizza, Inc.	2,844	1,003,932
Hilton Worldwide Holdings, Inc.	22,103	3,206,924
Hyatt Hotels Corp. Class A (a)	14,175	1,546,776
Las Vegas Sands Corp. (a)	62,131	3,665,729
Marriott Vacations Worldwide Corp.	11,195	1,791,648
McDonald's Corp.	167,782	44,864,907
MGM Resorts International	96,080	3,978,673
Norwegian Cruise Line Holdings Ltd. (a)(b)	115,981	1,764,071
Penn Entertainment, Inc. (a)	46,252	1,639,633
Planet Fitness, Inc. (a)	6,602	558,859
Royal Caribbean Cruises Ltd. (a)	65,986	4,285,131
Six Flags Entertainment Corp. (a)	11,137	299,028
Starbucks Corp.	220,095	24,021,168
Travel+Leisure Co.	6,750	285,998
Vail Resorts, Inc.	656	172,095
Wyndham Hotels & Resorts, Inc.	7,981	618,607
Wynn Resorts Ltd. (a)	27,284	2,827,714
Yum! Brands, Inc.	74,780	9,759,538
		116,439,223
Household Durables - 0.5%
D.R. Horton, Inc.	44,994	4,440,458
Garmin Ltd.	46,187	4,566,971
Leggett & Platt, Inc. (b)	39,849	1,456,879
Lennar Corp.:
Class A	75,105	7,690,752
Class B	4,464	385,511
Mohawk Industries, Inc. (a)	15,753	1,891,305
Newell Brands, Inc.	113,073	1,804,645
NVR, Inc. (a)	244	1,285,880
PulteGroup, Inc.	41,342	2,351,946
Tempur Sealy International, Inc.	50,326	2,050,785
Toll Brothers, Inc.	15,354	913,409
TopBuild Corp. (a)	1,496	299,290
Whirlpool Corp.	15,973	2,485,239
		31,623,070
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc. (a)(b)	8,570	496,374
eBay, Inc.	141,557	7,007,072
Lyft, Inc. (a)	19,070	309,888
Uber Technologies, Inc. (a)	77,105	2,384,858
Wayfair LLC Class A (a)(b)	8,659	523,870
		10,722,062
Leisure Products - 0.1%
Brunswick Corp.	17,878	1,507,652
Hasbro, Inc.	39,363	2,329,109
Mattel, Inc. (a)	54,553	1,116,154
Peloton Interactive, Inc. Class A (a)(b)	92,339	1,193,943
Polaris, Inc.	4,252	488,300
		6,635,158
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	43,929	6,597,257
Kohl's Corp.	34,773	1,125,602
Macy's, Inc.	80,704	1,907,036
Nordstrom, Inc. (b)	4,946	96,645
Ollie's Bargain Outlet Holdings, Inc. (a)	17,748	971,880
Target Corp.	62,357	10,734,134
		21,432,554
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	16,579	2,524,650
AutoNation, Inc. (a)	10,097	1,279,492
AutoZone, Inc. (a)	522	1,273,080
Bath & Body Works, Inc.	68,534	3,153,249
Best Buy Co., Inc.	41,367	3,670,080
Burlington Stores, Inc. (a)	1,245	286,138
CarMax, Inc. (a)(b)	41,808	2,945,374
Dick's Sporting Goods, Inc.	15,922	2,081,961
GameStop Corp. Class A (b)	80,408	1,758,523
Gap, Inc. (b)	58,384	792,271
Leslie's, Inc. (a)(b)	5,127	79,417
Lithia Motors, Inc. Class A (sub. vtg.) (b)	8,121	2,137,447
Lowe's Companies, Inc.	25,513	5,313,082
O'Reilly Automotive, Inc. (a)	11,000	8,715,850
Penske Automotive Group, Inc.	7,728	987,793
Petco Health & Wellness Co., Inc. (a)(b)	24,219	283,120
RH (a)	3,564	1,111,932
Ross Stores, Inc.	58,843	6,954,654
The Home Depot, Inc.	130,152	42,191,374
Victoria's Secret & Co. (a)	6,960	293,364
Williams-Sonoma, Inc.	4,170	562,700
		88,395,551
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	37,615	2,501,021
Carter's, Inc. (b)	11,178	931,910
Columbia Sportswear Co.	10,790	1,034,761
Deckers Outdoor Corp. (a)	918	392,427
Hanesbrands, Inc.	104,506	882,031
PVH Corp.	19,430	1,746,757
Ralph Lauren Corp.	12,143	1,503,911
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	34,023	1,638,207
Tapestry, Inc.	62,744	2,859,244
Under Armour, Inc.:
Class A (sub. vtg.) (a)	56,207	696,405
Class C (non-vtg.) (a)	59,366	647,089
VF Corp.	104,739	3,240,625
		18,074,388
TOTAL CONSUMER DISCRETIONARY		365,035,198
CONSUMER STAPLES - 6.9%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)(b)	149	57,903
Brown-Forman Corp.:
Class A	5,363	356,640
Class B (non-vtg.)	22,906	1,525,081
Constellation Brands, Inc. Class A (sub. vtg.)	45,409	10,513,092
Keurig Dr. Pepper, Inc.	256,993	9,066,713
Molson Coors Beverage Co. Class B	52,431	2,756,822
Monster Beverage Corp. (a)	8,242	857,827
PepsiCo, Inc.	64,266	10,990,771
The Coca-Cola Co.	292,757	17,951,859
		54,076,708
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	50,411	1,068,713
BJ's Wholesale Club Holdings, Inc. (a)	14,814	1,073,571
Casey's General Stores, Inc.	11,101	2,618,837
Grocery Outlet Holding Corp. (a)	24,522	745,224
Kroger Co.	196,486	8,769,170
Performance Food Group Co. (a)	31,469	1,929,679
U.S. Foods Holding Corp. (a)	60,436	2,304,425
Walgreens Boots Alliance, Inc.	214,993	7,924,642
Walmart, Inc.	426,294	61,330,918
		87,765,179
Food Products - 1.9%
Archer Daniels Midland Co.	163,899	13,579,032
Bunge Ltd.	41,441	4,106,803
Campbell Soup Co.	58,070	3,015,575
Conagra Brands, Inc.	141,034	5,245,054
Darling Ingredients, Inc. (a)	44,618	2,957,727
Flowers Foods, Inc.	56,142	1,554,572
Freshpet, Inc. (a)(b)	5,977	378,523
General Mills, Inc.	178,618	13,996,506
Hormel Foods Corp.	85,894	3,891,857
Ingredion, Inc.	19,630	2,017,964
Kellogg Co.	34,528	2,367,930
McCormick & Co., Inc. (non-vtg.)	75,107	5,642,038
Mondelez International, Inc.	408,895	26,758,089
Pilgrim's Pride Corp. (a)	6,615	160,612
Post Holdings, Inc. (a)	16,383	1,555,566
Seaboard Corp.	76	297,958
The Hershey Co.	5,818	1,306,723
The J.M. Smucker Co.	30,886	4,719,381
The Kraft Heinz Co.	209,445	8,488,806
Tyson Foods, Inc. Class A	85,355	5,612,091
		107,652,807
Household Products - 1.3%
Church & Dwight Co., Inc.	39,792	3,217,581
Colgate-Palmolive Co.	95,574	7,123,130
Kimberly-Clark Corp.	41,048	5,336,650
Procter & Gamble Co.	406,366	57,858,391
Reynolds Consumer Products, Inc.	16,359	487,007
Spectrum Brands Holdings, Inc.	11,958	811,709
The Clorox Co.	6,319	914,296
		75,748,764
Personal Products - 0.0%
Coty, Inc. Class A (a)	105,287	1,048,659
Tobacco - 1.3%
Altria Group, Inc.	537,666	24,216,477
Philip Morris International, Inc.	464,733	48,443,768
		72,660,245
TOTAL CONSUMER STAPLES		398,952,362
ENERGY - 8.2%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	282,195	8,956,869
Halliburton Co.	147,254	6,069,810
NOV, Inc.	117,234	2,865,199
Schlumberger Ltd.	423,567	24,134,848
		42,026,726
Oil, Gas & Consumable Fuels - 7.5%
Antero Midstream GP LP	100,703	1,097,663
Antero Resources Corp. (a)	29,675	855,827
APA Corp.	95,972	4,254,439
Cheniere Energy, Inc.	31,699	4,843,290
Chesapeake Energy Corp.	36,277	3,145,941
Chevron Corp.	580,045	100,939,431
ConocoPhillips Co.	373,821	45,557,565
Coterra Energy, Inc.	196,805	4,926,029
Devon Energy Corp.	99,591	6,298,135
Diamondback Energy, Inc.	22,568	3,297,636
DT Midstream, Inc.	29,028	1,586,670
EOG Resources, Inc.	47,175	6,238,894
EQT Corp.	110,402	3,606,833
Exxon Mobil Corp.	1,235,948	143,382,327
Hess Corp.	18,306	2,748,829
HF Sinclair Corp.	40,409	2,299,272
Kinder Morgan, Inc.	595,556	10,898,675
Marathon Oil Corp.	189,661	5,209,988
Marathon Petroleum Corp.	140,297	18,030,970
Occidental Petroleum Corp.	41,403	2,682,500
ONEOK, Inc.	118,139	8,090,159
Ovintiv, Inc.	21,473	1,057,116
PDC Energy, Inc.	12,224	827,932
Phillips 66 Co.	141,669	14,205,151
Pioneer Natural Resources Co.	32,063	7,385,712
Range Resources Corp.	24,066	602,131
Southwestern Energy Co. (a)(b)	306,160	1,690,003
The Williams Companies, Inc.	365,008	11,767,858
Valero Energy Corp.	115,319	16,148,120
Vitesse Energy, Inc. (a)(b)	7,061	112,694
		433,787,790
TOTAL ENERGY		475,814,516
FINANCIALS - 20.5%
Banks - 7.5%
Bank of America Corp.	2,106,423	74,735,888
Bank of Hawaii Corp. (b)	11,848	906,254
Bank OZK (b)	33,499	1,529,899
BOK Financial Corp.	8,700	874,350
Citigroup, Inc.	580,549	30,316,269
Citizens Financial Group, Inc.	146,286	6,337,110
Comerica, Inc.	39,128	2,868,474
Commerce Bancshares, Inc.	34,052	2,266,501
Cullen/Frost Bankers, Inc.	17,471	2,276,122
East West Bancorp, Inc.	42,354	3,325,636
Fifth Third Bancorp	204,134	7,408,023
First Citizens Bancshares, Inc.	2,478	1,927,091
First Hawaiian, Inc.	38,261	1,049,882
First Horizon National Corp.	158,540	3,920,694
First Republic Bank	54,478	7,674,861
FNB Corp., Pennsylvania	104,528	1,491,615
Huntington Bancshares, Inc.	429,984	6,522,857
JPMorgan Chase & Co.	874,796	122,436,448
KeyCorp	278,380	5,342,112
M&T Bank Corp.	51,513	8,036,028
PacWest Bancorp	34,851	963,979
Pinnacle Financial Partners, Inc.	22,446	1,767,174
PNC Financial Services Group, Inc.	120,725	19,971,537
Popular, Inc.	21,337	1,464,572
Prosperity Bancshares, Inc.	26,226	1,989,504
Regions Financial Corp.	280,039	6,592,118
Signature Bank	17,612	2,271,067
SVB Financial Group (a)	6,364	1,924,728
Synovus Financial Corp.	43,115	1,808,674
Truist Financial Corp.	398,642	19,688,928
U.S. Bancorp	402,421	20,040,566
Umpqua Holdings Corp.	64,708	1,177,686
Webster Financial Corp.	51,760	2,725,164
Wells Fargo & Co.	1,137,428	53,311,250
Western Alliance Bancorp.	12,307	927,579
Wintrust Financial Corp.	17,946	1,641,521
Zions Bancorp NA	44,093	2,343,984
		431,856,145
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	11,194	1,933,652
Ameriprise Financial, Inc.	11,529	4,036,533
Bank of New York Mellon Corp.	220,126	11,131,772
BlackRock, Inc. Class A	45,002	34,165,968
Carlyle Group LP	62,005	2,230,320
Cboe Global Markets, Inc.	31,717	3,897,385
Charles Schwab Corp.	202,854	15,704,957
CME Group, Inc.	107,551	18,999,960
Coinbase Global, Inc. (a)(b)	47,833	2,797,274
Evercore, Inc. Class A	10,917	1,417,136
Franklin Resources, Inc.	85,465	2,666,508
Goldman Sachs Group, Inc.	98,367	35,983,632
Interactive Brokers Group, Inc.	27,812	2,223,291
Intercontinental Exchange, Inc.	165,473	17,796,621
Invesco Ltd.	111,825	2,069,881
Janus Henderson Group PLC	40,736	1,055,877
Jefferies Financial Group, Inc.	59,996	2,356,643
KKR & Co. LP	171,370	9,564,160
Lazard Ltd. Class A	24,813	994,505
Moody's Corp.	2,736	883,044
Morgan Stanley	369,741	35,986,892
Morningstar, Inc.	705	171,230
MSCI, Inc.	5,748	3,055,407
NASDAQ, Inc.	103,016	6,200,533
Northern Trust Corp.	61,583	5,971,704
Raymond James Financial, Inc.	53,645	6,049,547
Robinhood Markets, Inc. (a)(b)	168,321	1,752,222
S&P Global, Inc.	97,638	36,608,392
SEI Investments Co.	30,799	1,922,782
State Street Corp.	109,932	10,040,090
Stifel Financial Corp.	30,941	2,085,733
T. Rowe Price Group, Inc.	65,923	7,678,052
Tradeweb Markets, Inc. Class A	11,887	886,057
Virtu Financial, Inc. Class A	28,370	547,825
		290,865,585
Consumer Finance - 1.1%
Ally Financial, Inc.	89,380	2,903,956
American Express Co.	169,179	29,594,482
Capital One Financial Corp.	114,113	13,579,447
Credit Acceptance Corp. (a)(b)	1,813	838,766
Discover Financial Services	81,757	9,543,495
OneMain Holdings, Inc.	34,370	1,482,722
SLM Corp.	74,933	1,316,573
SoFi Technologies, Inc. (a)(b)	241,265	1,671,966
Synchrony Financial	134,507	4,940,442
Upstart Holdings, Inc. (a)(b)	17,179	320,904
		66,192,753
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	34,475	2,440,141
Berkshire Hathaway, Inc. Class B (a)	541,085	168,558,793
Corebridge Financial, Inc.	24,140	525,286
Equitable Holdings, Inc.	110,396	3,540,400
Voya Financial, Inc.	29,150	2,033,796
		177,098,416
Insurance - 3.6%
AFLAC, Inc.	184,780	13,581,330
Allstate Corp.	79,208	10,175,852
American Financial Group, Inc.	20,154	2,873,759
American International Group, Inc.	222,808	14,085,922
Aon PLC	3,563	1,135,457
Arch Capital Group Ltd. (a)	71,631	4,609,455
Arthur J. Gallagher & Co.	55,235	10,810,594
Assurant, Inc.	14,966	1,984,342
Assured Guaranty Ltd.	17,249	1,079,787
Axis Capital Holdings Ltd.	23,323	1,459,320
Brighthouse Financial, Inc. (a)	20,550	1,156,349
Brown & Brown, Inc.	65,433	3,831,756
Chubb Ltd.	124,639	28,354,126
Cincinnati Financial Corp.	45,929	5,196,866
CNA Financial Corp.	8,218	357,976
Erie Indemnity Co. Class A	1,944	475,016
Everest Re Group Ltd.	8,055	2,816,753
F&G Annuities & Life, Inc.	5,354	114,897
Fidelity National Financial, Inc.	77,805	3,425,754
First American Financial Corp.	30,212	1,869,216
Globe Life, Inc.	26,789	3,237,451
Hanover Insurance Group, Inc.	10,607	1,427,490
Hartford Financial Services Group, Inc.	95,130	7,383,039
Kemper Corp.	19,025	1,117,338
Lincoln National Corp.	40,290	1,427,475
Loews Corp.	58,852	3,618,221
Markel Corp. (a)	3,086	4,348,112
Marsh & McLennan Companies, Inc.	15,892	2,779,670
MetLife, Inc.	198,083	14,464,021
Old Republic International Corp.	83,633	2,207,075
Primerica, Inc.	10,980	1,776,015
Principal Financial Group, Inc.	72,546	6,714,132
Progressive Corp.	22,761	3,103,462
Prudential Financial, Inc.	110,349	11,580,024
Reinsurance Group of America, Inc.	20,015	3,037,677
RenaissanceRe Holdings Ltd.	5,840	1,142,830
The Travelers Companies, Inc.	70,134	13,404,010
Unum Group	59,354	2,494,649
W.R. Berkley Corp.	61,674	4,325,814
White Mountains Insurance Group Ltd.	749	1,144,442
Willis Towers Watson PLC	32,255	8,198,898
		208,326,372
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	170,841	1,981,756
Annaly Capital Management, Inc.	140,010	3,286,035
Rithm Capital Corp.	129,652	1,220,025
Starwood Property Trust, Inc.	87,500	1,827,875
		8,315,691
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	88,473	1,249,239
New York Community Bancorp, Inc.	200,486	2,002,855
Rocket Companies, Inc. (b)	15,232	143,333
TFS Financial Corp. (b)	14,901	212,339
UWM Holdings Corp. Class A (b)	2,410	11,038
		3,618,804
TOTAL FINANCIALS		1,186,273,766
HEALTH CARE - 16.3%
Biotechnology - 1.8%
Amgen, Inc.	25,625	6,467,750
Biogen, Inc. (a)	42,955	12,495,610
BioMarin Pharmaceutical, Inc. (a)	55,289	6,377,586
Exact Sciences Corp. (a)(b)	42,886	2,895,663
Exelixis, Inc. (a)	12,810	225,712
Gilead Sciences, Inc.	376,480	31,601,731
Horizon Therapeutics PLC (a)	4,621	507,016
Incyte Corp. (a)	7,409	630,802
Ionis Pharmaceuticals, Inc. (a)	3,472	138,429
Mirati Therapeutics, Inc. (a)	13,321	711,475
Moderna, Inc. (a)	93,534	16,467,596
Natera, Inc. (a)	2,049	87,964
Regeneron Pharmaceuticals, Inc. (a)	26,547	20,135,103
Repligen Corp. (a)	4,776	884,993
Ultragenyx Pharmaceutical, Inc. (a)	4,389	198,953
United Therapeutics Corp. (a)	13,362	3,516,478
Vertex Pharmaceuticals, Inc. (a)	4,294	1,387,391
		104,730,252
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	446,391	49,348,525
Align Technology, Inc. (a)	5,875	1,584,664
Baxter International, Inc.	127,320	5,817,251
Becton, Dickinson & Co.	85,151	21,476,785
Boston Scientific Corp. (a)	427,901	19,790,421
Dentsply Sirona, Inc.	64,175	2,363,565
Enovis Corp. (a)	15,177	955,392
Envista Holdings Corp. (a)	48,748	1,900,685
GE HealthCare Technologies, Inc. (a)	103,343	7,184,405
Globus Medical, Inc. (a)	21,340	1,611,170
Hologic, Inc. (a)	73,698	5,996,806
ICU Medical, Inc. (a)(b)	4,923	951,271
Integra LifeSciences Holdings Corp. (a)	21,688	1,242,722
Intuitive Surgical, Inc. (a)	8,344	2,050,037
Masimo Corp. (a)	3,355	570,618
Medtronic PLC	400,858	33,547,806
QuidelOrtho Corp. (a)	14,602	1,250,077
STERIS PLC	29,898	6,174,236
Stryker Corp.	48,993	12,434,913
Tandem Diabetes Care, Inc. (a)	1,270	51,740
Teleflex, Inc.	14,055	3,421,268
The Cooper Companies, Inc.	14,554	5,078,327
Zimmer Biomet Holdings, Inc.	62,860	8,004,592
		192,807,276
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	26,669	2,240,729
agilon health, Inc. (a)(b)	3,739	81,361
Amedisys, Inc. (a)	9,592	927,163
Cardinal Health, Inc.	78,507	6,064,666
Centene Corp. (a)	170,383	12,990,000
Chemed Corp.	2,818	1,423,485
Cigna Corp.	75,496	23,907,318
CVS Health Corp.	393,135	34,682,370
Elevance Health, Inc.	50,317	25,157,997
Encompass Health Corp.	29,326	1,831,409
Enhabit Home Health & Hospice (a)	14,547	223,442
HCA Holdings, Inc.	60,751	15,495,758
Henry Schein, Inc. (a)	40,498	3,488,903
Humana, Inc.	11,145	5,702,897
Laboratory Corp. of America Holdings	26,531	6,688,996
McKesson Corp.	34,201	12,951,235
Molina Healthcare, Inc. (a)	3,843	1,198,363
Oak Street Health, Inc. (a)	34,897	1,014,107
Premier, Inc.	35,262	1,176,340
Quest Diagnostics, Inc.	34,007	5,049,359
Signify Health, Inc. (a)(b)	22,980	654,011
Tenet Healthcare Corp. (a)	31,831	1,745,930
UnitedHealth Group, Inc.	25,248	12,603,549
Universal Health Services, Inc. Class B	18,584	2,754,335
		180,053,723
Health Care Technology - 0.0%
Certara, Inc. (a)	12,310	238,814
Definitive Healthcare Corp. (a)(b)	5,076	62,841
Doximity, Inc. (a)(b)	17,948	633,026
Teladoc Health, Inc. (a)(b)	43,481	1,278,341
		2,213,022
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)(b)	2,834	132,716
Agilent Technologies, Inc.	9,045	1,375,564
Avantor, Inc. (a)	12,886	307,975
Azenta, Inc. (a)	22,204	1,241,204
Bio-Rad Laboratories, Inc. Class A (a)	6,404	2,993,614
Charles River Laboratories International, Inc. (a)	1,006	244,710
Danaher Corp.	180,943	47,837,710
Illumina, Inc. (a)	47,104	10,089,677
PerkinElmer, Inc.	37,788	5,196,984
QIAGEN NV (a)	67,954	3,329,746
Syneos Health, Inc. (a)	25,342	910,285
Thermo Fisher Scientific, Inc.	103,032	58,762,241
		132,422,426
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	638,734	46,404,025
Catalent, Inc. (a)	36,501	1,954,629
Elanco Animal Health, Inc. (a)	133,359	1,831,019
Eli Lilly & Co.	47,003	16,176,082
Jazz Pharmaceuticals PLC (a)	18,439	2,888,654
Johnson & Johnson	789,317	128,990,184
Merck & Co., Inc.	440,808	47,347,187
Organon & Co.	76,116	2,293,375
Perrigo Co. PLC	40,223	1,505,145
Pfizer, Inc.	1,695,107	74,855,925
Royalty Pharma PLC	111,429	4,366,903
Viatris, Inc.	363,031	4,414,457
		333,027,585
TOTAL HEALTH CARE		945,254,284
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.4%
Axon Enterprise, Inc. (a)	4,579	894,920
BWX Technologies, Inc.	16,691	1,015,814
Curtiss-Wright Corp.	11,466	1,901,063
General Dynamics Corp.	72,941	16,999,629
HEICO Corp. (b)	859	146,846
HEICO Corp. Class A	1,493	199,584
Hexcel Corp.	25,091	1,770,923
Howmet Aerospace, Inc.	100,262	4,079,661
Huntington Ingalls Industries, Inc.	9,195	2,027,865
L3Harris Technologies, Inc.	56,948	12,233,569
Mercury Systems, Inc. (a)	14,770	738,278
Northrop Grumman Corp.	38,765	17,368,271
Raytheon Technologies Corp.	440,826	44,016,476
Spirit AeroSystems Holdings, Inc. Class A	1,651	59,684
Textron, Inc.	62,460	4,550,211
The Boeing Co. (a)	113,232	24,118,416
TransDigm Group, Inc.	9,432	6,769,818
Woodward, Inc.	17,624	1,802,230
		140,693,258
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	25,417	2,546,021
Expeditors International of Washington, Inc.	32,841	3,551,754
FedEx Corp.	71,984	13,954,818
GXO Logistics, Inc. (a)	28,184	1,474,869
United Parcel Service, Inc. Class B	23,810	4,410,326
		25,937,788
Airlines - 0.3%
Alaska Air Group, Inc. (a)	37,035	1,901,377
American Airlines Group, Inc. (a)	193,419	3,121,783
Copa Holdings SA Class A (a)	8,605	792,348
JetBlue Airways Corp. (a)	96,228	769,824
Southwest Airlines Co.	177,429	6,346,635
United Airlines Holdings, Inc. (a)	97,712	4,783,980
		17,715,947
Building Products - 0.9%
A.O. Smith Corp.	28,442	1,925,523
Allegion PLC	5,476	643,704
Armstrong World Industries, Inc.	5,696	440,927
Builders FirstSource, Inc. (a)	43,560	3,471,732
Carlisle Companies, Inc.	2,427	608,837
Carrier Global Corp.	250,432	11,402,169
Fortune Brands Home & Security, Inc.	25,321	1,633,458
Hayward Holdings, Inc. (a)(b)	20,217	272,727
Johnson Controls International PLC	206,420	14,360,639
Lennox International, Inc.	9,568	2,493,612
Masco Corp.	63,972	3,403,310
MasterBrand, Inc. (a)	25,355	233,266
Owens Corning	27,938	2,700,208
The AZEK Co., Inc. (a)(b)	33,382	805,508
Trane Technologies PLC	28,848	5,167,254
		49,562,874
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,740	772,108
Clean Harbors, Inc. (a)	15,264	1,988,899
Driven Brands Holdings, Inc. (a)	17,647	515,116
IAA, Inc. (a)	6,874	286,852
MSA Safety, Inc.	6,793	926,497
Republic Services, Inc.	57,836	7,219,090
Rollins, Inc.	5,144	187,242
Stericycle, Inc. (a)(b)	27,447	1,476,923
Tetra Tech, Inc.	9,281	1,443,381
Waste Management, Inc.	7,752	1,199,467
		16,015,575
Construction & Engineering - 0.2%
AECOM	37,041	3,232,568
MasTec, Inc. (a)	18,257	1,793,385
MDU Resources Group, Inc.	60,506	1,870,240
Quanta Services, Inc.	19,352	2,945,181
Valmont Industries, Inc.	5,418	1,786,477
Willscot Mobile Mini Holdings (a)	28,507	1,381,449
		13,009,300
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,601	1,809,981
AMETEK, Inc.	69,044	10,005,856
Eaton Corp. PLC	119,694	19,415,564
Emerson Electric Co.	120,577	10,878,457
Hubbell, Inc. Class B	16,041	3,671,945
nVent Electric PLC	49,476	1,966,671
Plug Power, Inc. (a)(b)	78,239	1,331,628
Regal Rexnord Corp.	19,817	2,758,526
Rockwell Automation, Inc.	11,185	3,154,506
Sensata Technologies, Inc. PLC	45,293	2,303,149
Sunrun, Inc. (a)	62,381	1,639,373
Vertiv Holdings Co.	76,549	1,088,527
		60,024,183
Industrial Conglomerates - 1.3%
3M Co.	165,318	19,024,795
General Electric Co.	310,027	24,950,973
Honeywell International, Inc.	142,697	29,749,471
		73,725,239
Machinery - 2.0%
AGCO Corp.	16,137	2,229,004
Allison Transmission Holdings, Inc.	5,808	261,825
Caterpillar, Inc.	20,133	5,079,355
Crane Holdings Co.	14,088	1,632,940
Cummins, Inc.	42,234	10,539,072
Donaldson Co., Inc.	30,734	1,916,265
Dover Corp.	41,967	6,371,850
ESAB Corp.	15,206	879,059
Flowserve Corp.	38,992	1,342,105
Fortive Corp.	106,093	7,217,507
Gates Industrial Corp. PLC (a)	32,168	424,939
Graco, Inc.	15,789	1,078,704
IDEX Corp.	18,708	4,483,933
Illinois Tool Works, Inc.	9,255	2,184,550
Ingersoll Rand, Inc.	121,703	6,815,368
ITT, Inc.	24,999	2,289,658
Middleby Corp. (a)	14,910	2,317,760
Nordson Corp.	13,124	3,193,069
Oshkosh Corp.	19,667	1,982,040
Otis Worldwide Corp.	109,691	9,019,891
PACCAR, Inc.	102,240	11,175,854
Parker Hannifin Corp.	29,644	9,663,944
Pentair PLC	49,282	2,729,237
Snap-On, Inc.	15,752	3,917,995
Stanley Black & Decker, Inc.	44,239	3,950,985
Timken Co.	18,326	1,509,146
Westinghouse Air Brake Tech Co.	54,232	5,629,824
Xylem, Inc.	46,152	4,800,270
		114,636,149
Marine - 0.0%
Kirby Corp. (a)	17,878	1,265,405
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,939	2,137,837
Clarivate Analytics PLC (a)	141,348	1,571,790
CoStar Group, Inc. (a)	103,567	8,067,869
Dun & Bradstreet Holdings, Inc.	75,342	1,103,760
Equifax, Inc.	18,206	4,045,373
FTI Consulting, Inc. (a)	5,858	934,468
Jacobs Solutions, Inc.	38,287	4,730,359
KBR, Inc.	14,397	737,558
Leidos Holdings, Inc.	40,808	4,033,463
Manpower, Inc.	15,048	1,311,584
Robert Half International, Inc.	3,713	311,743
Science Applications International Corp.	16,463	1,708,530
TransUnion Holding Co., Inc.	15,397	1,104,735
		31,799,069
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	7,649	1,530,106
CSX Corp.	471,134	14,567,463
Hertz Global Holdings, Inc. (a)(b)	56,583	1,019,626
J.B. Hunt Transport Services, Inc.	2,682	507,032
Knight-Swift Transportation Holdings, Inc. Class A	46,729	2,761,684
Landstar System, Inc.	1,172	202,557
Norfolk Southern Corp.	69,270	17,027,259
RXO, Inc. (a)	28,445	521,112
Ryder System, Inc.	14,549	1,373,571
Schneider National, Inc. Class B	16,112	426,968
U-Haul Holding Co. (b)	2,684	179,909
U-Haul Holding Co. (non-vtg.)	24,264	1,499,273
XPO, Inc. (a)	28,335	1,129,433
		42,745,993
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	31,104	1,398,747
Core & Main, Inc. (a)(b)	14,061	310,326
MSC Industrial Direct Co., Inc. Class A	13,858	1,146,057
SiteOne Landscape Supply, Inc. (a)(b)	5,238	793,609
United Rentals, Inc.	11,316	4,989,790
Univar Solutions, Inc. (a)	48,145	1,660,040
Watsco, Inc. (b)	4,653	1,337,133
WESCO International, Inc. (a)	6,291	937,422
		12,573,124
TOTAL INDUSTRIALS		599,703,904
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.4%
Ciena Corp. (a)	44,126	2,295,435
Cisco Systems, Inc.	1,232,503	59,985,921
F5, Inc. (a)	17,833	2,633,221
Juniper Networks, Inc.	95,717	3,091,659
Lumentum Holdings, Inc. (a)	20,397	1,227,491
Motorola Solutions, Inc.	49,337	12,680,102
Ubiquiti, Inc. (b)	889	259,730
ViaSat, Inc. (a)(b)	21,556	742,604
		82,916,163
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	43,163	3,443,113
Arrow Electronics, Inc. (a)	17,431	2,047,968
Avnet, Inc.	27,237	1,249,634
Cognex Corp.	3,619	198,104
Coherent Corp. (a)	29,918	1,298,441
Corning, Inc.	212,891	7,368,158
IPG Photonics Corp. (a)	9,766	1,094,769
Jabil, Inc.	7,274	571,955
Keysight Technologies, Inc. (a)	3,982	714,172
Littelfuse, Inc.	7,239	1,858,179
National Instruments Corp.	34,074	1,839,996
TD SYNNEX Corp.	13,985	1,428,568
Teledyne Technologies, Inc. (a)	13,874	5,886,183
Trimble, Inc. (a)	73,748	4,281,809
Vontier Corp.	17,740	408,552
Zebra Technologies Corp. Class A (a)	9,120	2,883,562
		36,573,163
IT Services - 2.3%
Affirm Holdings, Inc. (a)(b)	65,283	1,056,932
Akamai Technologies, Inc. (a)	46,402	4,127,458
Amdocs Ltd.	36,181	3,326,119
Automatic Data Processing, Inc.	10,266	2,318,165
Block, Inc. Class A (a)	160,662	13,129,299
Broadridge Financial Solutions, Inc.	3,225	484,911
Cognizant Technology Solutions Corp. Class A	153,784	10,265,082
Concentrix Corp.	12,729	1,805,099
DXC Technology Co. (a)	68,895	1,979,353
Euronet Worldwide, Inc. (a)	3,492	393,479
Fidelity National Information Services, Inc.	177,704	13,334,908
Fiserv, Inc. (a)	160,469	17,118,833
Genpact Ltd.	25,520	1,206,586
Global Payments, Inc.	80,408	9,063,590
GoDaddy, Inc. (a)	40,400	3,318,052
IBM Corp.	89,606	12,072,616
Kyndryl Holdings, Inc. (a)	61,334	821,262
Okta, Inc. (a)	39,151	2,881,905
PayPal Holdings, Inc. (a)	236,528	19,274,667
Snowflake, Inc. (a)	5,891	921,588
SS&C Technologies Holdings, Inc.	66,086	3,988,290
The Western Union Co.	76,527	1,084,388
Twilio, Inc. Class A (a)	32,452	1,941,928
VeriSign, Inc. (a)	24,821	5,412,219
WEX, Inc. (a)	3,610	667,742
Wix.com Ltd. (a)	3,690	320,956
		132,315,427
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	102,695	7,717,529
Analog Devices, Inc.	122,941	21,080,693
Cirrus Logic, Inc. (a)	16,413	1,483,571
First Solar, Inc. (a)	31,825	5,652,120
GlobalFoundries, Inc. (a)	14,416	854,580
Intel Corp.	1,227,321	34,684,091
Marvell Technology, Inc.	254,308	10,973,390
Microchip Technology, Inc.	23,284	1,807,304
Micron Technology, Inc.	264,078	15,923,903
MKS Instruments, Inc. (b)	17,162	1,756,016
onsemi (a)	48,877	3,590,016
Qorvo, Inc. (a)	30,293	3,291,637
Skyworks Solutions, Inc.	48,183	5,284,230
Teradyne, Inc.	4,341	441,480
Texas Instruments, Inc.	85,735	15,193,099
Wolfspeed, Inc. (a)(b)	36,886	2,840,591
		132,574,250
Software - 1.7%
ANSYS, Inc. (a)	12,321	3,281,822
Bill.Com Holdings, Inc. (a)(b)	29,618	3,424,433
Black Knight, Inc. (a)	41,986	2,543,932
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	31,593	292,235
Ceridian HCM Holding, Inc. (a)	33,194	2,399,262
Coupa Software, Inc. (a)	10,025	801,198
Dolby Laboratories, Inc. Class A	18,272	1,453,720
DoubleVerify Holdings, Inc. (a)(b)	2,853	77,573
Dropbox, Inc. Class A (a)	5,430	126,139
Gen Digital, Inc.	107,566	2,475,094
Guidewire Software, Inc. (a)	24,539	1,797,236
Informatica, Inc. (a)(b)	9,270	165,006
Jamf Holding Corp. (a)(b)	2,838	56,391
Manhattan Associates, Inc. (a)	7,132	929,728
nCino, Inc. (a)(b)	16,662	476,533
NCR Corp. (a)	36,133	990,767
Nutanix, Inc. Class A (a)	32,993	919,515
Oracle Corp.	143,484	12,692,595
Paycor HCM, Inc. (a)(b)	16,330	410,046
Procore Technologies, Inc. (a)(b)	6,005	335,980
Roper Technologies, Inc.	31,648	13,505,784
Salesforce.com, Inc. (a)	226,862	38,106,010
SentinelOne, Inc. (a)	17,127	258,446
Teradata Corp. (a)	13,989	487,936
Tyler Technologies, Inc. (a)	1,561	503,844
UiPath, Inc. Class A (a)	102,529	1,574,845
Unity Software, Inc. (a)(b)	24,358	865,196
VMware, Inc. Class A (a)	32,496	3,979,785
Zoom Video Communications, Inc. Class A (a)	37,523	2,814,225
		97,745,276
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	64,107	2,604,026
Hewlett Packard Enterprise Co.	385,152	6,212,502
HP, Inc.	163,148	4,754,133
Western Digital Corp. (a)	95,226	4,185,183
		17,755,844
TOTAL INFORMATION TECHNOLOGY		499,880,123
MATERIALS - 4.5%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	66,394	21,279,941
Albemarle Corp.	17,008	4,786,902
Ashland, Inc.	15,171	1,657,735
Axalta Coating Systems Ltd. (a)	50,105	1,508,161
Celanese Corp. Class A	32,443	3,996,978
Corteva, Inc.	214,385	13,817,113
Dow, Inc.	211,076	12,527,361
DuPont de Nemours, Inc.	150,277	11,112,984
Eastman Chemical Co.	35,825	3,158,690
Ecolab, Inc.	8,698	1,346,711
Element Solutions, Inc.	67,511	1,382,625
FMC Corp.	24,831	3,305,751
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	210,916	411,286
Huntsman Corp.	54,607	1,730,496
International Flavors & Fragrances, Inc.	76,365	8,588,008
Linde PLC	117,059	38,739,505
LyondellBasell Industries NV Class A	77,000	7,445,130
NewMarket Corp.	1,750	602,893
Olin Corp.	37,804	2,441,760
PPG Industries, Inc.	33,115	4,316,209
RPM International, Inc.	36,281	3,262,025
The Chemours Co. LLC	17,882	650,726
The Mosaic Co.	89,355	4,426,647
The Scotts Miracle-Gro Co. Class A (b)	7,924	572,034
Westlake Corp.	9,884	1,213,261
		154,280,932
Construction Materials - 0.2%
Eagle Materials, Inc.	1,867	272,731
Martin Marietta Materials, Inc.	16,994	6,111,722
Vulcan Materials Co.	20,310	3,723,432
		10,107,885
Containers & Packaging - 0.5%
Amcor PLC	449,405	5,419,824
Aptargroup, Inc.	19,614	2,268,163
Ardagh Group SA (a)	4,009	43,017
Ardagh Metal Packaging SA (b)	30,320	170,398
Avery Dennison Corp.	9,391	1,779,031
Ball Corp.	55,620	3,239,309
Berry Global Group, Inc.	19,389	1,196,883
Crown Holdings, Inc.	4,115	362,778
Graphic Packaging Holding Co.	20,889	503,216
International Paper Co.	106,417	4,450,359
Packaging Corp. of America	27,339	3,901,275
Silgan Holdings, Inc.	25,188	1,357,381
Sonoco Products Co.	29,149	1,781,295
WestRock Co.	75,918	2,979,022
		29,451,951
Metals & Mining - 1.1%
Alcoa Corp.	52,954	2,766,317
Cleveland-Cliffs, Inc. (a)	153,062	3,267,874
Freeport-McMoRan, Inc.	427,372	19,069,339
Newmont Corp.	238,181	12,606,920
Nucor Corp.	76,831	12,985,976
Reliance Steel & Aluminum Co.	17,494	3,979,010
Royal Gold, Inc.	18,354	2,331,509
Southern Copper Corp.	8,776	660,043
SSR Mining, Inc. (b)	61,706	1,045,300
Steel Dynamics, Inc.	49,873	6,016,679
United States Steel Corp.	69,526	1,980,796
		66,709,763
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	19,223	1,308,894
TOTAL MATERIALS		261,859,425
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	48,537	7,801,837
American Homes 4 Rent Class A	92,201	3,161,572
American Tower Corp.	32,421	7,242,527
Americold Realty Trust	80,508	2,528,756
Apartment Income (REIT) Corp.	41,218	1,577,001
AvalonBay Communities, Inc.	41,853	7,426,396
Boston Properties, Inc.	46,948	3,499,504
Brixmor Property Group, Inc.	89,327	2,101,864
Camden Property Trust (SBI)	28,448	3,505,078
Cousins Properties, Inc.	45,225	1,240,070
CubeSmart	66,954	3,065,824
Digital Realty Trust, Inc.	85,965	9,853,308
Douglas Emmett, Inc.	50,697	849,175
EastGroup Properties, Inc.	12,319	2,072,672
EPR Properties	22,194	942,801
Equinix, Inc.	6,812	5,028,142
Equity Lifestyle Properties, Inc.	20,589	1,477,878
Equity Residential (SBI)	110,964	7,062,859
Essex Property Trust, Inc.	19,472	4,402,035
Extra Space Storage, Inc.	34,975	5,520,104
Federal Realty Investment Trust (SBI)	24,041	2,681,293
First Industrial Realty Trust, Inc.	39,456	2,104,978
Gaming & Leisure Properties	73,140	3,917,378
Healthcare Trust of America, Inc.	113,571	2,445,184
Healthpeak Properties, Inc.	161,558	4,439,614
Highwoods Properties, Inc. (SBI)	31,133	945,509
Host Hotels & Resorts, Inc.	212,071	3,997,538
Hudson Pacific Properties, Inc.	41,019	467,206
Invitation Homes, Inc.	182,837	5,942,203
Iron Mountain, Inc.	21,700	1,184,386
JBG SMITH Properties	32,100	646,494
Kilroy Realty Corp.	34,807	1,428,479
Kimco Realty Corp.	180,933	4,063,755
Lamar Advertising Co. Class A	3,093	329,528
Life Storage, Inc.	25,197	2,722,284
Medical Properties Trust, Inc. (b)	177,887	2,303,637
Mid-America Apartment Communities, Inc.	34,397	5,734,668
National Retail Properties, Inc.	53,399	2,528,443
National Storage Affiliates Trust	25,441	1,037,993
Omega Healthcare Investors, Inc.	70,395	2,072,429
Park Hotels & Resorts, Inc.	66,845	983,290
Prologis (REIT), Inc.	276,073	35,690,717
Public Storage	9,651	2,937,185
Rayonier, Inc.	43,638	1,587,987
Realty Income Corp.	188,075	12,757,127
Regency Centers Corp.	51,330	3,420,118
Rexford Industrial Realty, Inc.	55,013	3,491,675
SBA Communications Corp. Class A	24,668	7,339,470
Simon Property Group, Inc.	50,339	6,466,548
SL Green Realty Corp.	19,218	790,821
Spirit Realty Capital, Inc.	41,675	1,828,699
Store Capital Corp.	76,117	2,451,729
Sun Communities, Inc.	36,447	5,717,076
UDR, Inc.	96,994	4,130,974
Ventas, Inc.	119,619	6,197,460
VICI Properties, Inc.	288,240	9,852,043
Vornado Realty Trust	52,833	1,288,597
Welltower, Inc.	141,757	10,637,445
Weyerhaeuser Co.	220,481	7,591,161
WP Carey, Inc.	61,778	5,283,872
		261,796,396
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	48,348	4,134,237
Howard Hughes Corp. (a)	10,976	938,338
Jones Lang LaSalle, Inc. (a)	14,297	2,643,086
Opendoor Technologies, Inc. (a)(b)	102,294	224,024
WeWork, Inc. (a)(b)	64,487	102,534
Zillow Group, Inc.:
Class A (a)	15,948	685,126
Class C (a)(b)	44,299	1,958,459
		10,685,804
TOTAL REAL ESTATE		272,482,200
UTILITIES - 5.4%
Electric Utilities - 3.5%
Alliant Energy Corp.	75,099	4,057,599
American Electric Power Co., Inc.	154,157	14,484,592
Avangrid, Inc. (b)	21,239	895,649
Constellation Energy Corp.	97,850	8,352,476
Duke Energy Corp.	230,917	23,657,447
Edison International	112,655	7,761,930
Entergy Corp.	60,829	6,586,564
Evergy, Inc.	66,604	4,172,741
Eversource Energy	103,265	8,501,807
Exelon Corp.	297,681	12,559,161
FirstEnergy Corp.	162,718	6,663,302
Hawaiian Electric Industries, Inc.	32,581	1,377,199
IDACORP, Inc.	15,074	1,594,980
NextEra Energy, Inc.	595,612	44,450,524
NRG Energy, Inc.	68,632	2,348,587
OGE Energy Corp.	59,813	2,351,847
PG&E Corp. (a)	493,331	7,843,963
Pinnacle West Capital Corp.	33,815	2,520,908
PPL Corp.	220,828	6,536,509
Southern Co.	326,109	22,071,057
Xcel Energy, Inc.	163,435	11,239,425
		200,028,267
Gas Utilities - 0.1%
Atmos Energy Corp.	41,345	4,859,691
National Fuel Gas Co.	24,127	1,400,814
UGI Corp.	62,708	2,497,660
		8,758,165
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	38,254	1,205,766
The AES Corp.	163,896	4,492,389
Vistra Corp.	49,781	1,147,950
		6,846,105
Multi-Utilities - 1.5%
Ameren Corp.	77,119	6,699,328
CenterPoint Energy, Inc.	188,777	5,685,963
CMS Energy Corp.	86,751	5,481,796
Consolidated Edison, Inc.	106,355	10,136,695
Dominion Energy, Inc.	249,567	15,882,444
DTE Energy Co.	57,808	6,727,117
NiSource, Inc.	121,635	3,375,371
Public Service Enterprise Group, Inc.	149,211	9,240,637
Sempra Energy	94,316	15,121,684
WEC Energy Group, Inc.	94,568	8,888,446
		87,239,481
Water Utilities - 0.2%
American Water Works Co., Inc.	54,514	8,530,896
Essential Utilities, Inc.	69,316	3,239,137
		11,770,033
TOTAL UTILITIES		314,642,051
TOTAL COMMON STOCKS (Cost $4,980,233,457)		5,779,068,609

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $981,243)	1,000,000	981,226

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	10,261,961	10,264,013
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	66,693,870	66,700,539
TOTAL MONEY MARKET FUNDS (Cost $76,964,552)		76,964,552

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $5,058,179,252)	5,857,014,387
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(62,027,750)
NET ASSETS - 100.0%	5,794,986,637

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	42	Mar 2023	8,589,000	421,464	421,464
CME E-mini S&P MidCap 400 Index Contracts (United States)	35	Mar 2023	9,320,150	725,638	725,638

TOTAL FUTURES CONTRACTS					1,147,102
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $848,760.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	8,584,209	675,420,040	673,740,236	268,198	-	-	10,264,013	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	45,147,021	283,535,893	261,982,375	542,610	-	-	66,700,539	0.2%
Total	53,731,230	958,955,933	935,722,611	810,808	-	-	76,964,552

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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